ENVIRONMENTAL LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ENVIRONMENTAL LIABILITIES
Provision for environmental liabilities	R$ 132,647	R$ 85,191
Current	60,419	21,928
Non-current	R$ 72,228	R$ 63,263